Right-of-use assets and lease liabilities - Operating lease expenses (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Right-of-use assets and lease liabilities
Amortization of right of use assets and interest of lease liabilities	¥ 298,274	$ 43,960	¥ 548,350
Operating lease expenses with an initial term of 12 months or less	51,574	7,601
Total operating lease expenses	¥ 349,848	$ 51,561	¥ 548,350